Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000115777
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Fund
Class Name	Class A
Trading Symbol	SDRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.45%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: From a “big picture” perspective, the S&P 500 has done well over the year ended June 30th, 2025. The S&P 500 closed the second quarter at an all-time high of 6205, up 15.2% over the last year. However, these aggregate numbers mask the large amount of volatility. The S&P 500 endured a peak-to-trough loss of -18.8% between February 20th and April 8th, bottoming out below 5000 and narrowly missing a bear market. Then, the market went on a torrid rally, up almost 25% off its low. Over this same period, Class A shares had a return of 7.43%. Relative to the S&P 500’s 15.2%, this translates to a capture ratio of 48%, within expectations for a hedged equity fund during a rising market.

Core Equity: the core equity element typically makes up 90% of the Fund’s holdings and is invested in ETFs that track the S&P 500 or sectors of the S&P 500. In aggregate, this section of the Fund had a one-year return of 13.7%, which is right in line with expectations.

Hedge: the Fund hedges its exposure to the market via the use of put options. As put options are inversely correlated with the market, it is expected that the hedge section would have negative returns if the market was setting all-time highs. Over the reporting period this section of the Fund has had a return of -2.7%. The value of the put options was proven during the “tariff tantrum.” The Fund, as part of its regular process, re-hedged the portfolio in December 2024 and set the strike prices for the put options at 6100. As the S&P 500 plunged below 5000 in early April, these options helped offset losses and were responsible for the Fund’s downside capture of roughly 50%. The Fund’s peak-to-trough loss was -9.3% vs. the S&P 500’s -18.8% maximum drawdown. However, as markets rallied and set all-time highs the put options reversed course and declined in value. With the market closing at 6205 on June 30th, the put options are still in a good position to hedge the portfolio should the market sell off again.

Additional Trades: the Fund also engages in shorter-term, premium collection trades with the goal of offsetting the carrying costs of the hedges. These trades tend to perform well during less volatile markets. April 2025 was anything but docile, as the VIX spiked to its highest levels since the Covid-19 panic in early 2020. This segment of the fund had a -1.6% return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 643,037,067
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 6,817,987
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$643,037,067
Number of Portfolio Holdings	25
Advisory Fee	$6,817,987
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.9%
Money Market Funds	0.6%
Purchased Options	6.5%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.6%
Index Option	4.8%
Equity	95.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	63.0%
Technology Select Sector SPDR Fund	10.7%
S&P 500 Index, 12/18/26 6100.0 Put	5.6%
Financial Select Sector SPDR Fund	4.5%
Consumer Discretionary Select Sector SPDR Fund	3.3%
Communication Services Select Sector SPDR Fund	3.1%
Health Care Select Sector SPDR Fund	3.0%
Industrial Select Sector SPDR Fund	2.8%
Consumer Staples Select Sector SPDR Fund	1.8%
Energy Select Sector SPDR Fund	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000115778
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Fund
Class Name	Class C
Trading Symbol	SDRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$228	2.20%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: From a “big picture” perspective, the S&P 500 has done well over the year ended June 30th, 2025. The S&P 500 closed the second quarter at an all-time high of 6205, up 15.2% over the last year. However, these aggregate numbers mask the large amount of volatility. The S&P 500 endured a peak-to-trough loss of -18.8% between February 20th and April 8th, bottoming out below 5000 and narrowly missing a bear market. Then, the market went on a torrid rally, up almost 25% off its low. Over this same period, Class C shares had a return of 6.66%. Relative to the S&P 500’s 15.2%, this translates to a capture ratio of 43%, within expectations for a hedged equity fund during a rising market.

Core Equity: the core equity element typically makes up 90% of the Fund’s holdings and is invested in ETFs that track the S&P 500 or sectors of the S&P 500. In aggregate, this section of the Fund had a one-year return of 13.7%, which is right in line with expectations.

Hedge: the Fund hedges its exposure to the market via the use of put options. As put options are inversely correlated with the market, it is expected that the hedge section would have negative returns if the market was setting all-time highs. Over the reporting period this section of the Fund has had a return of -2.7%. The value of the put options was proven during the “tariff tantrum.” The Fund, as part of its regular process, re-hedged the portfolio in December 2024 and set the strike prices for the put options at 6100. As the S&P 500 plunged below 5000 in early April, these options helped offset losses and were responsible for the Fund’s downside capture of roughly 50%. The Fund’s peak-to-trough loss was -9.3% vs. the S&P 500’s -18.8% maximum drawdown. However, as markets rallied and set all-time highs the put options reversed course and declined in value. With the market closing at 6205 on June 30th, the put options are still in a good position to hedge the portfolio should the market sell off again.

Additional Trades: the Fund also engages in shorter-term, premium collection trades with the goal of offsetting the carrying costs of the hedges. These trades tend to perform well during less volatile markets. April 2025 was anything but docile, as the VIX spiked to its highest levels since the Covid-19 panic in early 2020. This segment of the fund had a -1.6% return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 643,037,067
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 6,817,987
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$643,037,067
Number of Portfolio Holdings	25
Advisory Fee	$6,817,987
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.9%
Money Market Funds	0.6%
Purchased Options	6.5%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.6%
Index Option	4.8%
Equity	95.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	63.0%
Technology Select Sector SPDR Fund	10.7%
S&P 500 Index, 12/18/26 6100.0 Put	5.6%
Financial Select Sector SPDR Fund	4.5%
Consumer Discretionary Select Sector SPDR Fund	3.3%
Communication Services Select Sector SPDR Fund	3.1%
Health Care Select Sector SPDR Fund	3.0%
Industrial Select Sector SPDR Fund	2.8%
Consumer Staples Select Sector SPDR Fund	1.8%
Energy Select Sector SPDR Fund	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000115779
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Fund
Class Name	Class I
Trading Symbol	SDRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: From a “big picture” perspective, the S&P 500 has done well over the year ended June 30th, 2025. The S&P 500 closed the second quarter at an all-time high of 6205, up 15.2% over the last year. However, these aggregate numbers mask the large amount of volatility. The S&P 500 endured a peak-to-trough loss of -18.8% between February 20th and April 8th, bottoming out below 5000 and narrowly missing a bear market. Then, the market went on a torrid rally, up almost 25% off its low. Over this same period, Class I shares had a return of 7.74%. Relative to the S&P 500’s 15.2%, this translates to a capture ratio of 51%, within expectations for a hedged equity fund during a rising market.

Core Equity: the core equity element typically makes up 90% of the Fund’s holdings and is invested in ETFs that track the S&P 500 or sectors of the S&P 500. In aggregate, this section of the Fund had a one-year return of 13.7%, which is right in line with expectations.

Hedge: the Fund hedges its exposure to the market via the use of put options. As put options are inversely correlated with the market, it is expected that the hedge section would have negative returns if the market was setting all-time highs. Over the reporting period this section of the Fund has had a return of -2.7%. The value of the put options was proven during the “tariff tantrum.” The Fund, as part of its regular process, re-hedged the portfolio in December 2024 and set the strike prices for the put options at 6100. As the S&P 500 plunged below 5000 in early April, these options helped offset losses and were responsible for the Fund’s downside capture of roughly 50%. The Fund’s peak-to-trough loss was -9.3% vs. the S&P 500’s -18.8% maximum drawdown. However, as markets rallied and set all-time highs the put options reversed course and declined in value. With the market closing at 6205 on June 30th, the put options are still in a good position to hedge the portfolio should the market sell off again.

Additional Trades: the Fund also engages in shorter-term, premium collection trades with the goal of offsetting the carrying costs of the hedges. These trades tend to perform well during less volatile markets. April 2025 was anything but docile, as the VIX spiked to its highest levels since the Covid-19 panic in early 2020. This segment of the fund had a -1.6% return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 643,037,067
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 6,817,987
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$643,037,067
Number of Portfolio Holdings	25
Advisory Fee	$6,817,987
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.9%
Money Market Funds	0.6%
Purchased Options	6.5%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.6%
Index Option	4.8%
Equity	95.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	63.0%
Technology Select Sector SPDR Fund	10.7%
S&P 500 Index, 12/18/26 6100.0 Put	5.6%
Financial Select Sector SPDR Fund	4.5%
Consumer Discretionary Select Sector SPDR Fund	3.3%
Communication Services Select Sector SPDR Fund	3.1%
Health Care Select Sector SPDR Fund	3.0%
Industrial Select Sector SPDR Fund	2.8%
Consumer Staples Select Sector SPDR Fund	1.8%
Energy Select Sector SPDR Fund	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000205842
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Growth Fund
Class Name	Class A
Trading Symbol	SDAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$173	1.65%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The Fund typically purchases its put options “out of the money” rather than “in the money.”  On the downside, this means the market must drop further before the put options start to offset losses.  On the upside, this means the Fund should have a higher up capture.  With the markets swinging up and down over the last year, this dynamic played out as expected.

For the year ended June 30th, 2025, Class A shares had a return of 9.03%.  Compared to the S&P 500’s return of 15.2%, this equates to a capture ratio of 60%.  This is in line with expectations for the Fund.

Core Equity: the S&P 500-based ETFs representing the core equity exposure tracked the market down and up over the last year, posting a 14.8% return.  During the market rout in the first week of April, the Fund’s portfolio managers took the opportunity to add call spread positions to the Fund’s portfolio.  Call spreads are a trade that can augment upside capture if the markets rally.  With the markets dramatically reversing course on April 9th, these trades contributed to the Fund’s positive performance.

Hedge: the Fund completed its annual re-hedge process and entered 2025 with its put option hedges out-of-the money, with a strike price of 5750.  When the market collapsed below 5000 in early April due to the “tariff tantrum”, these put options went in-the-money and helped offset some of the S&P 500’s decline.  The maximum drawdown in 2024 for the Fund was -12.9% relative to the S&P 500’s peak-to-trough loss of -18.8%.  As markets rallied, the put options declined in value.  The hedge portion had a -2.4% return during the year ended June 30th, 2025.

Additional Trades: the third component of the Fund is the buying and selling of shorter-term options with the goal of generating a modest return to help offset the carrying cost of the hedge. Due in part to the extreme volatility, both to the downside and then the upside in April 2025, this segment of the Fund had a return of -1.6% over the trailing 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,691,874
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 341,280
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,691,874 Number of Portfolio Holdings17 Advisory Fee (net of waivers)$341,280 Portfolio Turnover54%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.0%
Money Market Funds	3.1%
Purchased Options	8.9%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	3.3%
Index Option	4.7%
Equity	92.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	92.4%
S&P 500 Index, 12/18/26 6900.0 Call	4.2%
S&P 500 Index, 12/18/26 5750.0 Put	4.1%
First American Government Obligations Fund, Class X	2.4%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.9%
S&P 500 Index, 08/29/25 5720.0 Put	0.6%
S&P 500 Index, 08/29/25 5530.0 Put	0.4%
S&P 500 Index, 07/18/25 5675.0 Put	0.1%
S&P 500 Index, 07/18/25 5525.0 Put	0.0%
S&P 500 Index, 08/15/25 5595.0 Put	-0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000205843
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Growth Fund
Class Name	Class C
Trading Symbol	SDACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$250	2.40%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The Fund typically purchases its put options “out of the money” rather than “in the money.”  On the downside, this means the market must drop further before the put options start to offset losses.  On the upside, this means the Fund should have a higher up capture.  With the markets swinging up and down over the last year, this dynamic played out as expected.

For the year ended June 30th, 2025, Class C shares had a return of 8.21%.  Compared to the S&P 500’s return of 15.2%, this equates to a capture ratio of 54%.  This is in line with expectations for the Fund.

Core Equity: the S&P 500-based ETFs representing the core equity exposure tracked the market down and up over the last year, posting a 14.8% return.  During the market rout in the first week of April, the Fund’s portfolio managers took the opportunity to add call spread positions to the Fund’s portfolio.  Call spreads are a trade that can augment upside capture if the markets rally.  With the markets dramatically reversing course on April 9th, these trades contributed to the Fund’s positive performance.

Hedge: the Fund completed its annual re-hedge process and entered 2025 with its put option hedges out-of-the money, with a strike price of 5750.  When the market collapsed below 5000 in early April due to the “tariff tantrum”, these put options went in-the-money and helped offset some of the S&P 500’s decline.  The maximum drawdown in 2024 for the Fund was -12.9% relative to the S&P 500’s peak-to-trough loss of -18.8%.  As markets rallied, the put options declined in value.  The hedge portion had a -2.4% return during the year ended June 30th, 2025.

Additional Trades: the third component of the Fund is the buying and selling of shorter-term options with the goal of generating a modest return to help offset the carrying cost of the hedge. Due in part to the extreme volatility, both to the downside and then the upside in April 2025, this segment of the Fund had a return of -1.6% over the trailing 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,691,874
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 341,280
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,691,874 Number of Portfolio Holdings17 Advisory Fee (net of waivers)$341,280 Portfolio Turnover54%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.0%
Money Market Funds	3.1%
Purchased Options	8.9%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	3.3%
Index Option	4.7%
Equity	92.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	92.4%
S&P 500 Index, 12/18/26 6900.0 Call	4.2%
S&P 500 Index, 12/18/26 5750.0 Put	4.1%
First American Government Obligations Fund, Class X	2.4%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.9%
S&P 500 Index, 08/29/25 5720.0 Put	0.6%
S&P 500 Index, 08/29/25 5530.0 Put	0.4%
S&P 500 Index, 07/18/25 5675.0 Put	0.1%
S&P 500 Index, 07/18/25 5525.0 Put	0.0%
S&P 500 Index, 08/15/25 5595.0 Put	-0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000205844
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Growth Fund
Class Name	Class I
Trading Symbol	SDAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$147	1.40%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The Fund typically purchases its put options “out of the money” rather than “in the money.”  On the downside, this means the market must drop further before the put options start to offset losses.  On the upside, this means the Fund should have a higher up capture.  With the markets swinging up and down over the last year, this dynamic played out as expected.

For the year ended June 30th, 2025, Class I shares had a return of 9.28%.  Compared to the S&P 500’s return of 15.2%, this equates to a capture ratio of 61%.  This is in line with expectations for the Fund.

Core Equity: the S&P 500-based ETFs representing the core equity exposure tracked the market down and up over the last year, posting a 14.8% return.  During the market rout in the first week of April, the Fund’s portfolio managers took the opportunity to add call spread positions to the Fund’s portfolio.  Call spreads are a trade that can augment upside capture if the markets rally.  With the markets dramatically reversing course on April 9th, these trades contributed to the Fund’s positive performance.

Hedge: the Fund completed its annual re-hedge process and entered 2025 with its put option hedges out-of-the money, with a strike price of 5750.  When the market collapsed below 5000 in early April due to the “tariff tantrum”, these put options went in-the-money and helped offset some of the S&P 500’s decline.  The maximum drawdown in 2024 for the Fund was -12.9% relative to the S&P 500’s peak-to-trough loss of -18.8%.  As markets rallied, the put options declined in value.  The hedge portion had a -2.4% return during the year ended June 30th, 2025.

Additional Trades: the third component of the Fund is the buying and selling of shorter-term options with the goal of generating a modest return to help offset the carrying cost of the hedge. Due in part to the extreme volatility, both to the downside and then the upside in April 2025, this segment of the Fund had a return of -1.6% over the trailing 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,691,874
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 341,280
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,691,874 Number of Portfolio Holdings17 Advisory Fee (net of waivers)$341,280 Portfolio Turnover54%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.0%
Money Market Funds	3.1%
Purchased Options	8.9%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	3.3%
Index Option	4.7%
Equity	92.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	92.4%
S&P 500 Index, 12/18/26 6900.0 Call	4.2%
S&P 500 Index, 12/18/26 5750.0 Put	4.1%
First American Government Obligations Fund, Class X	2.4%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.9%
S&P 500 Index, 08/29/25 5720.0 Put	0.6%
S&P 500 Index, 08/29/25 5530.0 Put	0.4%
S&P 500 Index, 07/18/25 5675.0 Put	0.1%
S&P 500 Index, 07/18/25 5525.0 Put	0.0%
S&P 500 Index, 08/15/25 5595.0 Put	-0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.